IFRS 16 Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Basis of preparation IFRS 16 right-of-use assets [text block]
(in 000€)	As at December 31, 2019	As at January 1, 2019
Buildings	3,843	3,255
Vehicles	882	849
Other materials	301	880
Total right-of-use assets	5,026	4,984
Total lease liabilities	5,026	4,984